Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction: (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Vessels and other fixed assets, net - Schedules of vessels and other fixed assets, net (Table)

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2025	$3,997,911	$(1,122,964)	$2,874,947
- Transfer from advances for vessels under construction	111,511	—	111,511
- Vessel upgrades and other vessel costs	8,704	—	8,704
- Other fixed assets	1,805	—	1,805
- Vessel sales	(105,922)	37,816	(68,106)
- Vessel transferred to held for sale	(25,226)	14,276	(10,950)
- Depreciation for the period	—	(79,361)	(79,361)
Balance, June 30, 2026	$3,988,783	$(1,150,233)	$2,838,550

Vessels and other fixed assets, net, Vessel held for sale and Advances for vessels under construction- Vessels under construction (Table)

Balance, December 31, 2025	$87,277
- Pre-delivery and delivery yard installments and capitalized expenses	84,753
- Capitalized interest and finance costs	2,410
- Transfers to Vessels and other fixed assets, net	(111,511)
Balance, June 30, 2026	$62,929